Note 2 - Basis of Preparation	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of preparation

(a)	Statement of compliance:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Beginning in fiscal
2017,
the Corporation’s fiscal year end is on
March 31.
Fiscal
2017
is a transition year, and includes
thirteen
months of operations, beginning on
March
1,
2016
and ending on
March 31, 2017.
As a result, for comparative purposes the above financial statements and corresponding notes to financial statements include two
unaudited periods: the
one
-month period ended
March 31, 2017
and the
twelve
-month period ended
February 28, 2017.
The Canadian Securities regulator permits, in the transition year, the presentation of a thirteen
-month period for the financial year ended
March 31, 2017.

The financial statements were approved by the Board of Directors on
June 27, 2018.

(b)	Basis of measurement:

The financial statements have been prepared on the historical cost basis, except for:

•	Stock-based compensation which is measured pursuant to IFRS 2, Share-based payments ( Note 3 (e) (ii )); and,

•	Derivative warrant liabilities measured at fair value on a recurring basis (Note 11 ) .

2.	Basis of preparation (continued):

(c)	Going concern uncertainty:

The Corporation has incurred operating losses and negative cash flows from operations since inception. The Corporation’s current assets of
$9.5
million as at
March 31, 2018
include cash and cash equivalents totalling
$8.2
million, mainly generated by the net proceeds from the Public Offering completed on
December 27, 2017.
The Corporation’s current liabilities total
$6.7
million at
March 31, 2018
and are comprised primarily of amounts due to or accrued for creditors. Since the Corporation’s
March 31, 2018
year end, the current assets have been increased by approximately
$10.0
million from the net proceeds, of a public financing completed in early
May 2018
including the exercise of the over allotment option (note
24
– subsequent event). However, in spite of this incremental financing, these current assets are projected to be significantly less than what will be needed to support the current liabilities as at this date when combined with the projected level of expenses for the next twelve
months, including the continued advancement of the TRILOGY Phase
3
clinical study program for its drug candidate, CaPre. Additional funds will also be needed for the expected expenses for the total CaPre Phase
3
research and development phase beyond the next
twelve
months, including the potential regulatory (NDA) submission. The Corporation also expects to incur increased general and administrative expenses as a result of a planned increase in business development and commercialization planning expenses, and a reduction of its shared services agreement with Neptune, with those added expenses having begun during the year ended
March 31, 2018.
In addition to the recently raised additional funds, the Corporation is working towards development of strategic partner relationships and plans to raise additional funds in the future, but there can be no
assurance as to when or whether Acasti will complete any additional financing or strategic collaborations. In particular, raising financing is subject to market conditions and is not
within the Corporation’s control. If the Corporation does
not
raise additional funds, find
one
or more strategic partners, it
may
not
be able to realize its assets and discharge its liabilities in the normal course of business. As a result, there exists a material uncertainty that casts substantial doubt about the Corporation’s ability to continue as a going concern and, therefore, realize its assets and discharge its liabilities in the normal course of business.
The Corporation currently has
no
other arranged sources of financing.

The financial statements have been prepared on a going concern basis, which assumes the Corporation will continue its operations in the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business. These financial statements do not
include any adjustments to the carrying values and classification of assets and liabilities and reported expenses that may
be necessary if the going concern basis was
not
appropriate for these financial statements. If the Corporation was unable to continue as a going concern, material write-downs to the carrying values of the Corporation’s assets, including the intangible asset, could be required.

(d)	Functional and presentation currency:

These financial statements are presented in Canadian dollars, which is the Corporation’s functional currency.

(e)	Use of estimates and judgments:

The preparation of the financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may
differ from these estimates.

Estimates are based on management’s best knowledge of current events and actions that the Corporation may
undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements include the following:

•	Identification of triggering events indicating that the intangible assets might be impaired.

•	The use of the going concern basis of preparation of the financial statements. At the end of each reporting period, management assesses the basis of preparation of the financial statements (Note
2
(c)).

Assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year include the following:

•	Determination of the recoverable amount of the Corporation’s cash generating unit (“CGU”).

•	Measurement of derivative warrant liabilities ( note 11 ) and stock-based compensation ( note 16 ).

Also, management uses judgment to determine which research and development (“R&D”) expenses qualify for R&D tax credits and in what amounts. The Corporation recognizes the tax credits once it has reasonable assurance that they will be realized. Recorded tax credits are subject to review and approval by tax authorities and therefore, could be different from the amounts recorded.